Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements

2. Significant Accounting Policies and recent accounting pronouncements

The accounting policies adopted are consistent with those of the previous financial year except for the following amended IFRS which have been adopted by the Company as of January 1, 2018:

  IFRS 9 Financial Instruments: Classification and Measurement

The final version of IFRS 9 Financial Instruments reflects all phases of the financial instruments project and replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. The standard introduces new requirements for classification and measurement, impairment, and hedge accounting. The Company has adopted the simplified approach for the “expected credit loss” model that is introduced by this Standard. Management has made an assessment of the effect of the standard and considers it has no impact on its financial position or performance.

  IFRS 15 Revenue from Contracts with Customers

IFRS 15 establishes a five-step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry. The standard’s requirements will also apply to the recognition and measurement of gains and losses on the sale of some non-financial assets that are not an output of the entity’s ordinary activities (e.g., sales of property, plant and equipment or intangibles). Extensive disclosures will be required, including disaggregation of total revenue; information about performance obligations; changes in contract asset and liability account balances between periods and key judgments and estimates. The Company has assessed that this standard does not have a material effect on its consolidated financial statements. In addition, pursuant to this standard, as of January 1, 2018, the Company elected to present Voyage revenues net of address commissions. Address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for this consideration provided to the charterer, these commissions are presented as a reduction of revenue in the accompanying unaudited interim condensed consolidated statements of comprehensive loss. In this respect, for the six months ended June 30, 2017, Voyage revenues and Voyage expenses each decreased by $233.

  IFRS 15: Revenue from Contracts with Customers (Clarifications)

The objective of the Clarifications is to clarify the IASB’s intentions when developing the requirements in IFRS 15 Revenue from Contracts with Customers, particularly the accounting of identifying performance obligations amending the wording of the “separately identifiable” principle, of principal versus agent considerations including the assessment of whether an entity is a principal or an agent as well as applications of control principle and of licensing providing additional guidance for accounting of intellectual property and royalties. The Clarifications also provide additional practical expedients for entities that either apply IFRS 15 fully retrospectively or that elect to apply the modified retrospective approach. The Company has assessed that the adoption did not have a material effect on its consolidated financial statements, other than additional disclosure requirements in the notes to the financial statements, since the Company has chartered its vessels under time charter agreements, and in this respect revenue is accounted under the leases standard.

  IFRS 2: Classification and Measurement of Share based Payment Transactions (Amendments)

The Amendments provide requirements on the accounting for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, for share-based payment transactions with a net settlement feature for withholding tax obligations and for modifications to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The Company has assessed that these amendments have no impact on its financial position or performance.

  IFRS 4: Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts (Amendments)

The amendments address concerns arising from implementing the new financial instruments Standard, IFRS 9, before implementing the new insurance contracts standard that the Board is developing to replace IFRS 4. The amendments introduce two options for entities issuing insurance contracts: a temporary exemption from applying IFRS 9 and an overlay approach, which would permit entities that issue contracts within the scope of IFRS 4 to reclassify, from profit or loss to other comprehensive income, some of the income or expenses arising from designated financial assets. The Company has assessed that these amendments have no impact on its financial position or performance.

  IAS 40: Transfers to Investment Property (Amendments)

The Amendments clarify when an entity should transfer property, including property under construction or development into, or out of investment property. The Amendments state that a change in use occurs when the property meets, or ceases to meet, the definition of investment property and there is evidence of the change in use. A mere change in management’s intentions for the use of a property does not provide evidence of a change in use. The Company has assessed that these amendments have no impact on its financial position or performance.

  IFRIC INTERPETATION 22: Foreign Currency Transactions and Advance Consideration

The Interpretation clarifies the accounting for transactions that include the receipt or payment of advance consideration in a foreign currency. The Interpretation covers foreign currency transactions when an entity recognizes a non-monetary asset or a non-monetary liability arising from the payment or receipt of advance consideration before the entity recognizes the related asset, expense or income. The Interpretation states that the date of the transaction, for the purpose of determining the exchange rate, is the date of initial recognition of the non-monetary prepayment asset or deferred income liability. If there are multiple payments or receipts in advance, then the entity must determine a date of the transactions for each payment or receipt of advance consideration. The Company has assessed that this interpretation has no impact on its financial position or performance.

  The IASB has issued the Annual Improvements to IFRSs 2014 – 2016 Cycle, which is a collection of amendments to IFRSs. The Company has assessed that these amendments will not have an impact on its financial position or performance.

  IAS 28 Investments in Associates and Joint Ventures: The amendments clarify that the election to measure at fair value through profit or loss an investment in an associate or a joint venture that is held by an entity that is venture capital organization, or other qualifying entity, is available for each investment in an associate or joint venture on an investment-by-investment basis, upon initial recognition.

Standards issued but not yet effective and not early adopted:

  IFRS 16: Leases

The standard is effective for annual periods beginning on or after January 1, 2019. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer (‘lessee’) and the supplier (‘lessor’). The new standard requires lessees to recognize most leases on their financial statements. Lessees will have a single accounting model for all leases, with certain exemptions. Lessor accounting is substantially unchanged. Management anticipates that the implementation of this standard will not have a material impact on the Company's financial statements, since the changes for lessors are fairly minor.

  IFRS 17: Insurance Contracts

The standard is effective for annual periods beginning on or after January 1, 2021 with earlier application permitted if both IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments have also been applied. IFRS 17 Insurance Contracts establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts issued. It also requires similar principles to be applied to reinsurance contracts held and investment contracts with discretionary participation features issued. The objective is to ensure that entities provide relevant information in a way that faithfully represents those contracts. This information gives a basis for users of financial statements to assess the effect that contracts within the scope of IFRS 17 have on the financial position, financial performance and cash flows of an entity. The application of this standard will have no impact on the financial position or the performance of the Company.

  Amendment in IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture.  The main consequence of the amendments is that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not). A partial gain or loss is recognized when a transaction involves assets that do not constitute a business, even if these assets are housed in a subsidiary. In December 2015 the IASB postponed the effective date of this amendment indefinitely pending the outcome of its research project on the equity method of accounting. The application of this amendment will have no impact on the financial position or the performance of the Company since the Company is not an investment entity.

  IFRS 9 Amendment: Prepayment features with negative compensation

The Amendment is effective for annual reporting periods beginning on or after January 1, 2019 with earlier application permitted. The Amendment allows financial assets with prepayment features that permit or require a party to a contract either to pay or receive reasonable compensation for the early termination of the contract (so that, from the perspective of the holder of the asset there may be ‘negative compensation’), to be measured at amortized cost or at fair value through other comprehensive income. Management does not expect that these amendments will have an impact on the Company’s financial position or performance.

  IAS 28 Amendments: Long-term Interests in Associates and Joint Ventures

The Amendments are effective for annual reporting periods beginning on or after January 1, 2019 with earlier application permitted. The Amendments relate to whether the measurement, in particular impairment requirements, of long term interests in associates and joint ventures that, in substance, form part of the ‘net investment’ in the associate or joint venture should be governed by IFRS 9, IAS 28 or a combination of both. The Amendments clarify that an entity applies IFRS 9 Financial Instruments, before it applies IAS 28, to such long-term interests for which the equity method is not applied. In applying IFRS 9, the entity does not take account of any adjustments to the carrying amount of long- term interests that arise from applying IAS 28. Management does not expect that these amendments will have an impact on its financial position or performance.

  IFRIC INTERPETATION 23: Uncertainty over Income Tax Treatments

The Interpretation is effective for annual periods beginning on or after January 1, 2019 with earlier application permitted. The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12. The Interpretation provides guidance on considering uncertain tax treatments separately or together, examination by tax authorities, the appropriate method to reflect uncertainty and accounting for changes in facts and circumstances. The Company does not expect that this interpretation will have an impact on the Company’s financial position or performance.

  IAS 19: Plan Amendment, Curtailment or Settlement (Amendments)

The Amendments are effective for annual periods beginning on or after January 1, 2019 with earlier application permitted. The amendments require entities to use updated actuarial assumptions to determine current service cost and net interest for the remainder of the annual reporting period after a plan amendment, curtailment or settlement has occurred. The amendments also clarify how the accounting for a plan amendment, curtailment or settlement affects applying the asset ceiling requirements. Management does not expect that these amendments will have an impact on the Company’s financial position or performance.

  Conceptual Framework in IFRS standards

The IASB issued the revised Conceptual Framework for Financial Reporting on March 29, 2018. The Conceptual Framework sets out a comprehensive set of concepts for financial reporting, standard setting, guidance for preparers in developing consistent accounting policies and assistance to others in their efforts to understand and interpret the standards. IASB also issued a separate accompanying document, Amendments to References to the Conceptual Framework in IFRS Standards, which sets out the amendments to affected standards in order to update references to the revised Conceptual Framework. Its objective is to support transition to the revised Conceptual Framework for companies that develop accounting policies using the Conceptual Framework when no IFRS Standard applies to a particular transaction. For preparers who develop accounting policies based on the Conceptual Framework, it is effective for annual periods beginning on or after January 1, 2020.

  The IASB has issued the Annual Improvements to IFRSs 2015 – 2017 Cycle, which is a collection of amendments to IFRSs. The amendments are effective for annual periods beginning on or after January 1, 2019, with earlier application permitted. Management is in the process of assessing the impact of these Amendments on the Company’s financial position or performance.

  IFRS 3 Business Combinations and IFRS 11 Joint Arrangements: The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business. The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.
  IAS 12 Income Taxes: The amendments clarify that the income tax consequences of payments on financial instruments classified as equity should be recognized according to where the past transactions or events that generated distributable profits has been recognized.
  IAS 23 Borrowing Costs: The amendments clarify paragraph 14 of the standard that, when a qualifying asset is ready for its intended use or sale, and some of the specific borrowing related to that qualifying asset remains outstanding at that point, that borrowing is to be included in the funds that an entity borrows generally.